Equity Based Compensation	12 Months Ended
Dec. 31, 2011
Equity Based Compensation [Abstract]
Equity Based Compensation

Note 11 - Equity Based Compensation

Long-Term Incentive Plan

On October 10, 2006, we adopted, and our stockholders approved, our Long-Term Incentive Plan. We use our Long-Term Incentive Plan to grant restricted stock, stock options and other equity awards to our eligible employees. Subject to adjustment upon certain corporate transactions or events, the total number of shares of our common stock subject to such awards may not exceed 23.0 million shares and in no event may any optionee receive options for more than 2.0 million shares on an annual basis.

Phantom Shares

Pursuant to the Long-Term Incentive Plan, we may grant phantom shares to our non-employee directors. Our phantom shares typically vest upon the first anniversary of the grant date, depending on the grant. Once vested and at the discretion of the grantee, the phantom stock can be converted into either cash or common stock at the option of the Company. Phantom shares are recorded at their fair value on the date of grant and are amortized on a straight-line basis over the service period during which term the shares fully vest. For the years ended December 31, 2011, 2010 and 2009, we incurred approximately $0.3 million, $0.3 million, $0.3 million, respectively, of such expense which is included in "General and administrative" in our Consolidated Statements of Operations. As of December 31, 2011, approximately $0.1 million of such expense remained unrecognized which reflects the unamortized portion of the value of such shares issued pursuant to the Long-Term Incentive Plan. We expect to recognize such expense over a remaining period of six months.

During the years ended December 31, 2011, 2010 and 2009, we issued 46,054, 17,390 and 15,970 shares of common stock for vested phantom stock, respectively. Based on the share's fair value at grant date for each grant, the total fair value of phantom stock vested in 2011, 2010 and 2009 was $0.3 million, $0.3 million and $0.3 million, respectively. As of December 31, 2011, 2010 and 2009 we had 120,895, 112,324 and 75,562 phantom shares outstanding.

Restricted Stock

Our restricted stock is recorded at fair value on the date of grant and amortized on a straight-line basis over the service period during which term the stock fully vests. Our restricted stock typically vests ratably over a period of four to five years, depending on the grant. For the years ended December 31, 2011, 2010 and 2009, we incurred approximately $0.7 million, $0.6 million and $0.7 million, respectively, of such expense which is included in "General and administrative" in our Consolidated Statements of Operations. As of December 31, 2011, approximately $1.2 million of such expense remained unrecognized which reflects the unamortized portion of the value of such shares issued pursuant to the Long-Term Incentive Plan. We expect to recognize such expense over a weighted average remaining period of 2.3 years.

During the years ended December 31, 2011, 2010 and 2009, we issued 119,984, 84,887 and 65,490 shares of common stock for vested restricted stock. Based on the share's fair value at grant date for each grant, the total fair value of restricted stock vested in 2011, 2010 and 2009 was $0.6 million, $0.4 million and $0.6 million, respectively.

LTIP Units

Pursuant to our Long-Term Incentive Plan, we may grant newly established limited partnership interests in our operating partnership called LTIP Units ("LTIP Units"). LTIP Units, which we grant either as free-standing awards or together with other awards under our Long-Term Incentive Plan, are valued by reference to the value of our common stock, and are subject to such conditions and restrictions as our compensation committee may determine, including continued employment or service, computation of financial metrics and/or achievement of pre-established performance goals and objectives. Our LTIP Units typically vest ratably over a period of four to five years, depending on the grant. Vested LTIP Units can be redeemed for OP Units on a one-for-one basis.

During the year ended December 31, 2011, 0.6 million LTIP Units were granted to senior executives which vest over a period of four to five years. The total fair value of the LTIP Units granted was $3.0 million at their respective grant dates. The fair value for each grant was determined using a lattice-binomial option-pricing model based on a Monte Carlo simulation using volatility factors ranging from 67% to 71% and risk-free interest rates ranging from 0.85% to 2.18%.

During the year ended December 31, 2010, we granted 0.6 million LTIP Units to senior executives which vest over a period of three to four years. The total fair value of the LTIP Units granted was $3.0 million at their respective grant dates. The fair value for each grant was determined using a lattice-binomial option-pricing model based on a Monte Carlo simulation using volatility factors ranging from 61% to 62% and risk-free interest rates ranging from 2.39% to 2.55%.

During the year ended December 31, 2009, we granted 0.4 million LTIP Units in total to certain senior executives which vest 25% annually over four years and had a total fair value of $1.5 million at the date of grant as determined by a lattice-binomial option-pricing model based on a Monte Carlo simulations using a volatility factor of 48% and a risk-free interest rate of 1.79%.

Our LTIP Units are recorded at their fair value on the date of grant and are amortized on a straight-line basis over the service period during which term the units fully vest. We incurred approximately $2.9 million, $2.9 million and $4.6 million including $0.9 million due to a change in our estimated forfeiture rate, of such expense for the years ended December 31, 2011, 2010 and 2009, respectively, which is included in "General and administrative expense" in our Consolidated Statements of Operations. As of December 31, 2011, approximately $3.4 million of such expense remained unrecognized which reflects the unamortized portion of the value of such LTIP Units which we expect to recognize over a remaining weighted average period of 3.1 years.

During the years ended December 31, 2011, 2010, and 2009, 0.1 million, 0.3 million and 0.2 million vested LTIP Units were redeemed for OP Units and converted to common stock on a one for one basis, respectively. Based on the LTIP Unit's fair value at grant date for each grant, the fair value of LTIP Units vested in 2011, 2010, and 2009 was $4.6 million, $0.4 million and $3.8 million, respectively. As of December 31, 2011, 2010 and 2009, we had 1.9 million, 1.6 million and 1.3 million LTIP Units outstanding, respectively.

The following table summarizes additional information concerning our unvested phantom shares, restricted stock and LTIP Units (shares in thousands).

	Phantom Shares		Restricted Stock		LTIP Units
	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Unvested at December 31, 2008	30	$9.36	173	$9.30	994	$9.70
Granted	61	4.60	252	3.49	473	3.22
Vested	(30)	9.36	(66)	9.17	(464)	8.21
Forfeited	(9)	4.60	(39)	6.07	—	—

Unvested at December 31, 2009	52	$4.60	320	$5.14	1,003	$7.33
Granted	54	5.17	171	4.64	636	4.62
Vested	(52)	4.60	(85)	5.50	(310)	7.86
Forfeited	—	—	(20)	5.55	—	—

Unvested at December 31, 2010	54	$5.17	386	$4.82	1,329	$5.91
Granted	55	5.71	159	5.54	553	5.41
Vested	(54)	5.17	(123)	5.01	(653)	7.03
Forfeited	—	—	(74)	5.35	(219)	5.54

Unvested at December 31, 2011	55	$5.71	348	$4.97	1,010	$5.04

Stock Options

We may grant stock options to certain employees pursuant to our Long-Term Incentive Plan. The term of such options is 10 years from the date of grant unless forfeited earlier and the period during which the right to exercise such options fully vests ranges from four to five years from the date of grant. No stock options were granted under our Long-Term Incentive Plan prior to 2007. During the year ended December 31, 2011, we issued approximately 50,000 shares of common stock upon the exercise of options to purchase our common stock by certain employees.

During the years ended December 31, 2011, 2010 and 2009, options issued under the Long-Term Incentive Plan were valued using the Black-Scholes option pricing model. The table below sets forth the assumptions used in valuing such options.

	2011	2010	2009
Expected term of options(1)	5.50 –6.25 years	6.20 –6.25 years	5.50 –6.25 years
Expected volatility – range used	48.18% -64.51%	53.18% -55.90%	42.96% -51.55%
Expected volatility – weighted average	48.04%	53.46%	43.71%
Expected dividend yield – range used	5.05% – 5.77%	4.97% – 6.14%	5.73% - 10.60%
Expected dividend yield – weighted average	5.02%	6.12%	9.36%
Risk-free interest rate	0.97% – 2.55%	1.82% - 2.81%	1.90% - 2.80%

(1)

We use the simplified method to determine the estimated life of our option awards as sufficient historical exercise data is unavailable. Under the simplified method the expected term is calculated as the midpoint between the vesting and the end of the contractual term of the option.

Multi-Year Outperformance Program

On January 11, 2010, we adopted a multi-year outperformance program, which is a long-term incentive compensation program, and granted awards under the program to certain officers and senior executives.

The awards entitle participants to receive shares of common stock with a maximum value of $10 million based on the absolute and relative total return to stockholders during the three-year performance period beginning on December 31, 2009. Half of the awards are based on our absolute total return to stockholders during the performance period and the other half are based on our relative total return to stockholders during the performance period compared to the performance of the MSCI US REIT Index during the same period.

Each participant's award is designated as a specified percentage of the aggregate award value earned during the performance period, and participants are also entitled to a share of any unallocated portion of the aggregate award value. At the end of the performance period, each participant will be issued shares of our common stock with a value equal to that participant's share of the aggregate award value. Half of the shares of common stock issued will be fully vested upon issuance at the end of the performance period and the remaining half will vest on the first anniversary of that date based on continued employment. We may also permit participants to elect to receive their awards in the form of LTIP Units or other equivalent forms of equity in lieu of shares of common stock.

We did not grant any awards under the program during 2011. The grant date fair value of the awards granted under the program during the year ended December 31, 2010 was approximately $1.6 million. During the years ended December 31, 2011 and 2010 we recognized approximately $0.1 million and $0.5 million of expense which is included in "General and administrative" in our Consolidated Statement of Operations related the amortization of these awards.

2006 Outperformance Program

On December 13, 2006, we adopted an outperformance program which provided for certain grants to be made under (and subject to) our Long-Term Incentive Plan, under which LTIP Units (as described above) are earned by selected senior executives if certain pre-established performance targets related to our compound annual stockholder return are met. Pursuant to the outperformance program, participating executives could share in a "performance pool" if our total stockholder return for the three year performance period, beginning December 13, 2006, exceeded the greater of an absolute compound annual total stockholder return of 10% or 110% of the compound annual return of the MSCI US REIT Index. The size of the pool for the initial program was 10% of the outperformance amount in excess of the performance hurdle, subject to a maximum amount of $40 million. Each executive's award under the program was designated as a specified percentage of the aggregate performance pool and such awards were to be made in the form of LTIP Units. These LTIP Units were not entitled to distributions until and unless the performance pool is established. Half of the LTIP Units earned awards under the program (i.e. the number of LTIP Units earned) were scheduled to vest at the end of the three-year performance period, if the performance pool was established, after which the other half would vest ratably over the following two-year period. In October 2009, the outperformance program was canceled.

The LTIP Units associated with the program were originally recorded at their fair value of $2.9 million on the date of grant as determined by a lattice-binomial option-pricing model based on a Monte Carlo simulation using a volatility factor of 16.31% and a risk-free interest rate of 4.62%, and amortized on a straight-line basis over the period during which the grant of such units fully vest. During the year ended December 31, 2009, we incurred approximately $2.1 million expense, which includes $1.4 million in accelerated amortization resulting from the program's cancellation, which is included in "General and administrative" in our Consolidated Statements of Operations.

Employee Option Plan

Prior to October 6, 2006, we issued stock options under the Employee Option Plan, which was designed to enable us, our Former Advisor and its affiliates to obtain or retain the services of employees (not to include our directors) of our Former Advisor and its affiliates considered essential to our long-term success and the success of our Former Advisor and its affiliates by offering such employees an opportunity to participate in our growth through ownership of our shares. The Employee Option Plan was administered by our compensation committee, which was authorized to grant "non-qualified" stock options (the "Employee Options") to certain employees of our Former Advisor and its affiliates. The compensation committee set the exercise price for the Employee Options in its discretion, which could not be less than the greater of (1) $11.00 per share or (2) the fair market value of the shares on the date the Employee Option was granted. A total of 1.0 million shares were authorized and reserved for issuance under the Employee Option Plan. The compensation committee set the term of Employee Options in its discretion, which could not exceed the later of five years from the date of grant or five years from the date of a listing of our common stock. Our compensation committee set the period during which the right to exercise an Employee Option fully vests at three years from the date of grant. Since the adoption of the Long-Term Incentive Plan on October 6, 2006, no further grants were made pursuant to the Employee Option Plan.

During the year ended December 31, 2007, options issued under the Employee Option Plan were valued using the Black-Scholes option pricing model. No employee options were granted under this plan subsequent to 2006.

Independent Director Option Plan

Prior to October 6, 2006, we granted stock options under the Independent Director Option Plan, which we used in an effort to attract and retain qualified independent directors. We granted non-qualified stock options to purchase 10,000 shares to each independent director pursuant to the Independent Director Option Plan effective upon the later of (1) the sale of 0.2 million shares in our first continuous public offering, and (2) the independent director becoming a member of our board of directors. These options vest 20% upon grant date and 20% each year for the following four years and have an exercise price of $12.00 per share. In addition, we issued options to purchase 5,000 shares to each independent director then in office on the date of each annual stockholder's meeting and these options vest 100% upon the second anniversary from the grant date and have an exercise price equal to the greater of (1) $12.00 per share or (2) the fair market value of the shares on the date they are granted. Options granted under the Independent Director Option Plan shall lapse on the first to occur of (1) the tenth anniversary of the date we grant them, (2) the removal the independent director for cause, or (3) three months following the date the independent director ceases to be a director for any reason, other than death or disability. Since the adoption of the Long-Term Incentive Plan, no further grants were made pursuant to the Independent Director Option Plan. During the years ended December 31, 2007, options issued under the Independent Director Option Plan were valued using the Black-Scholes option pricing model. No options were issued under this plan subsequent to 2006.

Stock Options Summary Table

Stock options granted under the Long-Term Incentive Plan, the Employee Option Plan and the Independent Director Option Plan are amortized on a straight-line basis over the service period during which the right to exercise such options fully vests. For the years ended December 31, 2011, 2010 and 2009 we incurred approximately $0.6 million, $0.6 million, and $1.0 million, respectively, of such expense which is included in "General and administrative" in our Consolidated Statements of Operations. As of December 31, 2011, approximately $0.8 million of such expense remained unrecognized which reflects the unamortized portion of the value of such options issued pursuant to the aforementioned plans. We expect to recognize such expense over a remaining weighted average period of 2.4 years.

The following table describes the total options outstanding, granted, exercised, expired and forfeited as of and during the years ended December 31, 2011, 2010, 2009, as well as the total options exercisable as of December 31, 2011.

	Independent Director Option Plan	Employee Option Plan	Long-Term Incentive Plan	Weighted Average Option Price Per Share	Weighted Average Fair Value of Options Granted During the Year	Weighted Average Remaining Contractual Life (Years)	Intrinsic Value
	(options in thousands)						(in thousands)
Issued and Outstanding as of December 31, 2008	80	289	2,165	$9.61
Granted	—	—	1,553	3.42	$0.55
Exercised		—	(140)	3.41			$297
Forfeited and/or expired	—	(100)	(404)	9.29

Issued and Outstanding as of December 31, 2009	80	189	3,174	$7.11
Granted	—	—	499	4.58	$1.38
Exercised	—	—	(6)	3.41			$10
Forfeited and/or expired	—	(115)	(69)	9.85

Issued and Outstanding as of December 31, 2010	80	74	3,598	$6.65
Granted	—	—	441	5.54	$1.66
Exercised	—	—	(243)	3.64
Forfeited and/or expired	(15)	(74)	(757)	7.57

Issued and Outstanding as of December 31, 2011	65	—	3,039	$6.48		6.26	$1,901

Exercisable as of December 31, 2011	65	—	1,890	$7.17		6.26	$1,210